Consolidated statements of changes in equity - EUR (€) € in Thousands	Share capital	Share premium	Retained earnings	Other reserves	Total	Non-controlling interests	Total equity	Total
At beginning of the period at Dec. 31, 2021	€ 4,489	€ 233,872	€ 965	€ (6,749)	€ 232,577	€ 1	€ 232,578
Net profit (loss) for the year			(2,123)		(2,123)	(29)	(2,153)	€ (2,153)
Other comprehensive income (loss)				(1,519)	(1,519)		(1,519)	(1,519)
Total comprehensive income (loss)			(2,123)	(1,519)	(3,642)	(29)	(3,672)	(3,672)
Capital increase through exercise of warrants	(2)	22			20		20
At end of the period at Dec. 31, 2022	4,487	233,895	(1,158)	(8,268)	228,956	(28)	228,928	228,928
Net profit (loss) for the year			6,722		6,722	(27)	6,695	6,695
Other comprehensive income (loss)				922	922	2	924	924
Total comprehensive income (loss)			6,722	922	7,644	(25)	7,619	7,619
Capital increase through exercise of warrants		47
Equity-settled share-based payment expense		47			47		47
At end of the period at Dec. 31, 2023	4,487	233,942	5,564	(7,346)	236,646	(53)	236,594	236,594
Net profit (loss) for the year			13,436		13,436	(30)	13,406	13,406
Other comprehensive income (loss)				(1,789)	(1,789)	(3)	(1,792)	(1,792)
Total comprehensive income (loss)			13,436	(1,789)	11,647	(33)	11,615	11,615
Equity-settled share-based payment expense	0	(47)		332	285		285
At end of the period at Dec. 31, 2024	€ 4,487	€ 233,895	€ 19,000	€ (8,803)	€ 248,578	€ (86)	€ 248,492	€ 248,492